Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Finished products	[1]	$ 540	$ 1,356

[1]	Includes amounts of $399 and $1,074 as of December 31, 2020 and 2019, respectively, with respect to inventory delivered to customers for which revenue criteria have not been met yet.